Fair Value Measurements - Changes in FV of MBS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Loans, held at fair value
Changes in fair value
Beginning Balance	$ 212,920	$ 322,642	$ 155,134	$ 170,014	$ 170,014
Realized gains (losses), net	853	1,131	3,648	1,354
Unrealized gains, net	1,969	3,913	3,592	7,257
Originations	100,041	97,238	288,846	268,067
Sales	(41,422)	(62,859)	(171,516)	(79,120)
Principal payments	(17,429)	(1,315)	(22,772)	(6,822)
Ending Balance	256,932	360,750	256,932	360,750	155,134
Total change in unrealized gain (loss)			4,100		3,000
MBS
Changes in fair value
Beginning Balance	27,013	208,325	213,504	158,422	158,422
Accreted discount (amortized premium), net	64	(21)	145	(56)
Realized gains (losses), net	157	(3)	(3,396)	(421)
Unrealized gains, net	664	(1,301)	4,318	(782)
Purchases	8,844	621	17,388	62,666
Sales / Principal payments	(1,930)	(2,629)	(197,147)	(14,837)
Ending Balance	$ 34,812	$ 204,992	34,812	$ 204,992	213,504
Total change in unrealized gain (loss)			$ 600		$ (4,500)